UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21881

                 Oppenheimer Rochester Minnesota Municipal Fund
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--115.6%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--109.9%
$         25,000   Albany, MN Independent School District                                  5.000%     02/01/2011   $         25,042
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Alexandria, MN Health Care Facilities (Board of Social Ministry)        6.000      07/01/2032             49,634
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Apple Valley, MN EDA (Evercare Senior Living)                           6.000      12/01/2025             24,044
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Austin, MN GO 1                                                         5.000      10/01/2016             40,188
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Austin, MN GO 1                                                         5.000      10/01/2018             25,082
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Bemidji, MN Health Care Facilities (North Country  Health Services) 1   5.000      09/01/2031              9,650
------------------------------------------------------------------------------------------------------------------------------------
          70,000   Brainerd, MN Health Care Facilities (Benedictine Health System) 1       6.000      02/15/2020             70,144
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Brooklyn Park, MN Economic Devel. Authority (Brooks Landing Apartments) 5.600      07/01/2024             20,272
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Carver County, MN Hsg. & Redevel. Authority (Jail Facilities) 1         5.300      02/01/2014             30,054
------------------------------------------------------------------------------------------------------------------------------------
         275,000   Carver County, MN Hsg. & Redevel. Authority (Lake Grace) 1              5.300      02/01/2012            275,492
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Chippewa County, MN Gross Revenue (Montevideo Hospital) 1               5.500      03/01/2037            898,000
------------------------------------------------------------------------------------------------------------------------------------
         135,000   Cloguet, MN Pollution Control (Potlach Corp.) 1                         5.900      10/01/2026            135,398
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.) 1     5.375      02/15/2032            885,420
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Columbia Heights, MN Multifamily & Health Care Facilities
                   (Crest View Corp.)                                                      5.700      07/01/2042            188,672
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Coon Rapids, MN Hsg. (Pine Point Apartments) 1                          6.125      05/01/2032              5,129
------------------------------------------------------------------------------------------------------------------------------------
         400,000   Cottage Grove, MN Senior Hsg.                                           6.000      12/01/2046            381,244
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Cuyuna Range, MN Hospital District Health Facilities 1                  5.000      06/01/2029            171,960
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Dakota County, MN Community Devel. Agency (Regent Burnsville)           6.000      07/01/2045            188,404
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Douglas County, MN Alexandria Hsg. & Redevel. Authority
                   (Windmill Ponds) 1                                                      5.000 2    07/01/2015              4,738
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Duluth, MN EDA (Benedictine Health System) 1                            5.250      02/15/2033             74,943
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Duluth, MN EDA (Benedictine Health System/ St. Mary's Duluth Clinic) 1  5.250      02/15/2028             10,059
------------------------------------------------------------------------------------------------------------------------------------
         750,000   Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center) 1      5.875      11/01/2033            721,718
------------------------------------------------------------------------------------------------------------------------------------
         300,000   Falcon Heights, MN (Kaleidoscope Charter School) 1                      6.000      11/01/2037            290,001
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Faribault, MN Hsg. & Redevel. Authority (Trails Edge Apartments) 1      5.250      02/01/2028             50,159
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Glencoe, MN GO 1                                                        5.500      12/01/2014              5,035
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group) 1                   5.500      12/01/2029            200,512
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Harmony, MN Multifamily (Zedakah Foundation) 1                          5.950      09/01/2020             33,338
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Hastings, MN Health Care Facility (Regina Medical Center) 1             5.300      09/15/2028             46,072
------------------------------------------------------------------------------------------------------------------------------------
          90,000   Hayfield, MN GO 1                                                       5.000      02/01/2018             90,089
------------------------------------------------------------------------------------------------------------------------------------


               1 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        110,000   International Falls, MN Pollution Control (Boise Cascade Corp.) 1       5.500%     04/01/2023   $        104,480
------------------------------------------------------------------------------------------------------------------------------------
         180,000   International Falls, MN Pollution Control (Boise Cascade Corp.) 1       5.650      12/01/2022            172,980
------------------------------------------------------------------------------------------------------------------------------------
         115,000   International Falls, MN Solid Waste Disposal (Boise Cascade Corp.) 1    6.850      12/01/2029            118,562
------------------------------------------------------------------------------------------------------------------------------------
         175,000   Lakeville, MN Liquor Revenue 1                                          5.000      02/01/2022            172,816
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Lakeville, MN Liquor Revenue 1                                          5.000      02/01/2027            215,514
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Madelia, MN GO 1                                                        5.000      02/01/2017             40,064
------------------------------------------------------------------------------------------------------------------------------------
         225,000   Mahtomedi, MN Multifamily (Briarcliff)                                  7.350      06/01/2036            226,269
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Maple Grove, MN GO 1                                                    5.000      02/01/2019              5,006
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Maplewood, MN Multifamily Hsg. (Hazel Ridge) 1                          5.700      12/01/2032             20,012
------------------------------------------------------------------------------------------------------------------------------------
         230,000   McLeod County, MN Commercial Devel. (Southwest Minnesota Foundation) 1  5.125      12/01/2031            230,435
------------------------------------------------------------------------------------------------------------------------------------
         750,000   Meeker County, MN (Memorial Hospital) 1                                 5.750      11/01/2037            706,718
------------------------------------------------------------------------------------------------------------------------------------
         241,069   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)      5.000      12/01/2038            229,908
------------------------------------------------------------------------------------------------------------------------------------
       1,373,293   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)      5.250      12/01/2040          1,407,818
------------------------------------------------------------------------------------------------------------------------------------
          60,000   Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.) 1    6.250      11/01/2030             62,332
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission 1           5.000      01/01/2016            202,116
------------------------------------------------------------------------------------------------------------------------------------
         120,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission 1           5.250      01/01/2022            122,426
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission,
                   Series A 1                                                              5.000      01/01/2028             25,481
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission,
                   Series A 1                                                              5.250      01/01/2014            126,430
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission,
                   Series B 1                                                              5.250      01/01/2013             20,229
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Minneapolis & St. Paul, MN Metropolitan Airports Commission,
                   Series B 1                                                              5.250      01/01/2015             20,218
------------------------------------------------------------------------------------------------------------------------------------
          75,000   Minneapolis, MN (Carechoice Member) 1                                   5.875      04/01/2024             73,381
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)         5.200      10/20/2048            481,000
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Minneapolis, MN Community Devel. Agency 1                               5.875      06/01/2019             16,005
------------------------------------------------------------------------------------------------------------------------------------
          10,000   Minneapolis, MN Community Devel. Agency (Cord-Sets) 1                   5.500      06/01/2018             10,046
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Minneapolis, MN Community Devel. Agency (Riverside Homes of
                   Minneapolis) 1                                                          6.200      09/01/2029            112,643
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)                 5.500      04/01/2042            177,744
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)              5.750      10/20/2042             20,184
------------------------------------------------------------------------------------------------------------------------------------
          35,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza) 1                    5.100      12/20/2018             35,168
------------------------------------------------------------------------------------------------------------------------------------
         190,000   Minneapolis, MN Multifamily Hsg. (Riverside Plaza) 1                    5.200      12/20/2030            190,023
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Minneapolis, MN Sports Arena 1                                          5.100      10/01/2013             15,074
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Minneapolis, MN Sports Arena 1                                          5.100      04/01/2014            100,491
------------------------------------------------------------------------------------------------------------------------------------


               2 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        250,000   Minneapolis, MN Supported Devel.
                   (Common Bond Fund) 1                                                    5.000%     06/01/2028   $        234,620
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Minneapolis, MN Tax Increment (Grant Park) 1                            5.350      02/01/2030            222,278
------------------------------------------------------------------------------------------------------------------------------------
         500,000   Minneapolis, MN Tax Increment (Ivy Tower) 1                             5.500      02/01/2022            478,030
------------------------------------------------------------------------------------------------------------------------------------
         250,000   Minneapolis, MN Tax Increment (St. Anthony Falls) 1                     5.750      02/01/2027            238,170
------------------------------------------------------------------------------------------------------------------------------------
         635,000   Minneapolis, MN Tax Increment (Unocal Site) 1                           5.400      02/01/2031            566,274
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Minneota, MN Hsg. Facilities
                   (Madison Ave. Apartments) 1                                             5.750      04/01/2019              4,767
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Minnetonka, MN Multifamily Hsg.
                   (Cedar Hills East/Cedar Hills West) 1                                   5.900      10/20/2019             41,413
------------------------------------------------------------------------------------------------------------------------------------
         200,000   MN Agricultural & Economic Devel. Board                                 7.250      08/01/2020            205,768
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MN Agricultural & Economic Devel. Board
                   (Benedictine Health System) 1                                           5.000      02/15/2023              5,142
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MN HEFA (College of St. Benedict) 1                                     5.350      03/01/2020             20,192
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MN HEFA (Gustavus Adolphus College) 1                                   5.250      10/01/2009             15,024
------------------------------------------------------------------------------------------------------------------------------------
          60,000   MN HFA (Rental Hsg.) 1                                                  5.200      08/01/2029             60,038
------------------------------------------------------------------------------------------------------------------------------------
         135,000   MN HFA (Rental Hsg.) 1                                                  5.875      08/01/2028            136,146
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MN HFA (Rental Hsg.) 1                                                  6.125      08/01/2021             25,384
------------------------------------------------------------------------------------------------------------------------------------
         250,000   MN HFA (Residential Hsg.) 1                                             5.100      07/01/2031            246,465
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MN HFA (Residential Hsg.) 1                                             5.350      07/01/2033             25,045
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MN HFA (Single Family Mtg.) 1                                           5.150      07/01/2019             31,420
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MN HFA (Single Family Mtg.) 1                                           5.200      07/01/2013             10,206
------------------------------------------------------------------------------------------------------------------------------------
         140,000   MN HFA (Single Family Mtg.) 1                                           5.400      01/01/2025            140,689
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MN HFA (Single Family Mtg.) 1                                           5.550      07/01/2013             10,256
------------------------------------------------------------------------------------------------------------------------------------
         505,000   MN HFA (Single Family Mtg.)                                             5.600      07/01/2013            509,358
------------------------------------------------------------------------------------------------------------------------------------
          30,000   MN HFA (Single Family Mtg.) 1                                           5.600      07/01/2022             30,815
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MN HFA (Single Family Mtg.) 1                                           5.650      07/01/2031              5,099
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MN HFA (Single Family Mtg.) 1                                           5.650      07/01/2031             25,697
------------------------------------------------------------------------------------------------------------------------------------
           5,000   MN HFA (Single Family Mtg.) 1                                           5.750      01/01/2026              5,035
------------------------------------------------------------------------------------------------------------------------------------
          20,000   MN HFA (Single Family Mtg.) 1                                           5.875      01/01/2017             20,630
------------------------------------------------------------------------------------------------------------------------------------
          25,000   MN HFA (Single Family Mtg.) 1                                           5.900      07/01/2025             25,521
------------------------------------------------------------------------------------------------------------------------------------
          10,000   MN HFA (Single Family Mtg.) 1                                           6.100      07/01/2030             10,448
------------------------------------------------------------------------------------------------------------------------------------
         320,000   MN HFA (Single Family Mtg.) 1                                           6.250      07/01/2026            323,930
------------------------------------------------------------------------------------------------------------------------------------
          15,000   MN Public Facilities Authority Water Pollution 1                        5.000      03/01/2015             15,047
------------------------------------------------------------------------------------------------------------------------------------
       1,200,000   MN Seaway Port Authority of Duluth
                   (Northstar Aerospace) 1                                                 5.200      04/01/2027          1,087,344
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Moorhead, MN EDA (Eventide) 1                                           5.150      06/01/2029            174,530
------------------------------------------------------------------------------------------------------------------------------------
          20,000   Moorhead, MN Public Utility 1                                           5.100      11/01/2017             20,032
------------------------------------------------------------------------------------------------------------------------------------
         170,000   Morris, MN GO 1                                                         5.000      02/01/2019            170,099
------------------------------------------------------------------------------------------------------------------------------------
          55,000   New Hope, MN Hsg. & Health Care Facilities
                   (Minnesota Masonic Home North Ridge) 1                                  5.875      03/01/2029             52,233
------------------------------------------------------------------------------------------------------------------------------------
          40,000   Northfield, MN Senior Hsg. (Northfield Manor) 1                         6.000      07/01/2033             36,989
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Olivia, MN GO 1                                                         5.200      02/01/2011              5,009
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Olmstead County, MN Health Care Facilities
                   (Olmsted Medical Group) 1                                               5.450      07/01/2013            110,152
------------------------------------------------------------------------------------------------------------------------------------
         300,000   Otter Tail County, MN GO 1                                              7.500      11/01/2019            273,078
------------------------------------------------------------------------------------------------------------------------------------


               3 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        100,000   Park Rapids, MN Health Facilities
                   (Mankato Lutheran Homes) 1                                              5.600%     08/01/2036   $         89,643
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Paynesville, MN GO 1                                                    5.450      12/01/2009             50,428
------------------------------------------------------------------------------------------------------------------------------------
         100,000   Pine City, MN Health Care & Hsg. (North Branch)                         6.125      10/20/2047             95,215
------------------------------------------------------------------------------------------------------------------------------------
          65,000   Plymouth, MN Health Facilities (HealthSpan Health
                   System/North Memorial Medical Center) 1                                 6.250      06/01/2016             65,205
------------------------------------------------------------------------------------------------------------------------------------
         125,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior
                   Hsg.)                                                                   5.750      08/01/2041            117,170
------------------------------------------------------------------------------------------------------------------------------------
          30,000   Ramsey County, MN Hsg. & Redevel. Authority
                   (Hanover Townhouses) 1                                                  5.625      07/01/2016             30,745
------------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Redwood Falls, MN (Redwood Area Hospital) 1                             5.125      12/01/2036          1,695,920
------------------------------------------------------------------------------------------------------------------------------------
         380,000   Rochester, MN Health Care Facilities (Mayo Clinic) 1                    5.500      11/15/2027            386,209
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Sartell, MN Health Care & Hsg. Facilities
                   (The Foundation for Health Care Continuums) 1                           6.625      09/01/2029            202,792
------------------------------------------------------------------------------------------------------------------------------------
          55,000   Scott, MN Hsg. & Redevel. Authority
                   (Justice Center) 1                                                      5.500      12/01/2015             55,107
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Slayton, MN Tax Increment, Series B 1                                   5.350      02/01/2013             25,033
------------------------------------------------------------------------------------------------------------------------------------
         500,000   South St. Paul, MN Hsg. & Redevel. Authority
                   (Airport) 1                                                             5.125      09/01/2029            502,570
------------------------------------------------------------------------------------------------------------------------------------
          25,000   South Washington County, MN Independent
                   School District No. 833 COP 1                                           5.250      12/01/2014             25,017
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   St. Anthony, MN Hsg. & Redevel. Authority
                   (Silver Lake Village) 1                                                 5.000      02/01/2031            843,420
------------------------------------------------------------------------------------------------------------------------------------
         250,000   St. Anthony, MN Hsg. & Redevel. Authority
                   (Silver Lake Village) 1                                                 5.625      02/01/2031            230,168
------------------------------------------------------------------------------------------------------------------------------------
           5,000   St. Cloud, MN Hospital Facilities (St. Cloud
                   Hospital) 1                                                             5.000      07/01/2015              5,032
------------------------------------------------------------------------------------------------------------------------------------
          40,000   St. Cloud, MN Hospital Facilities (St. Cloud
                   Hospital) 1                                                             5.000      07/01/2015             40,253
------------------------------------------------------------------------------------------------------------------------------------
          15,000   St. Cloud, MN Hospital Facilities (St. Cloud
                   Hospital) 1                                                             5.000      07/01/2020             15,092
------------------------------------------------------------------------------------------------------------------------------------
          10,000   St. Paul, MN GO 1                                                       5.000      12/01/2018             10,013
------------------------------------------------------------------------------------------------------------------------------------
       1,000,000   St. Paul, MN Hsg. & Redevel. Authority (559 Capital
                   Blvd/HSJH/BLMC/DRH/HESJH Obligated Group) 1                             5.700      11/01/2015          1,009,950
------------------------------------------------------------------------------------------------------------------------------------
         400,000   St. Paul, MN Hsg. & Redevel. Authority
                   (Bridgecreek Senior Place) 1                                            7.000      09/15/2037            386,160
------------------------------------------------------------------------------------------------------------------------------------
          50,000   St. Paul, MN Hsg. & Redevel. Authority
                   (District Cooling St. Paul)                                             5.350      03/01/2018             50,584
------------------------------------------------------------------------------------------------------------------------------------
         342,000   St. Paul, MN Hsg. & Redevel. Authority
                   (Great Northern Lofts)                                                  6.250      03/01/2029            342,756
------------------------------------------------------------------------------------------------------------------------------------
         150,000   St. Paul, MN Hsg. & Redevel. Authority
                   (Hmong Academy) 1                                                       6.000      09/01/2036            147,866
------------------------------------------------------------------------------------------------------------------------------------
           5,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
                   Facility (Regions Hospital) 1                                           5.200      05/15/2013              5,046
------------------------------------------------------------------------------------------------------------------------------------
          25,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
                   Facility (Regions Hospital) 1                                           5.250      05/15/2018             25,128
------------------------------------------------------------------------------------------------------------------------------------
          35,000   St. Paul, MN Hsg. & Redevel. Authority Health Care
                   Facility (Regions Hospital) 1                                           5.300      05/15/2028             34,505
------------------------------------------------------------------------------------------------------------------------------------


               4 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                          COUPON       MATURITY               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$        100,000   St. Paul, MN Independent School District No. 625
                   COP 1                                                                   6.375%     02/01/2013   $        100,262
------------------------------------------------------------------------------------------------------------------------------------
         100,000   St. Paul, MN Port Authority (Great Northern) 1                          6.000      03/01/2030             96,954
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Stillwater, MN Multifamily (Orleans Homes)                              5.500      02/01/2042            177,784
------------------------------------------------------------------------------------------------------------------------------------
          25,000   Virginia, MN Hsg. & Redevel. Authority Health
                   Care Facilities 1                                                       5.375      10/01/2030             24,707
------------------------------------------------------------------------------------------------------------------------------------
          15,000   Washington County, MN Hsg. & Redevel. Authority
                   (HealthEast Bethesda Hospital) 1                                        5.375      11/15/2018             14,940
------------------------------------------------------------------------------------------------------------------------------------
         130,000   Washington County, MN Hsg. & Redevel. Authority
                   (HealthEast) 1                                                          5.500      11/15/2027            124,098
------------------------------------------------------------------------------------------------------------------------------------
         115,000   Washington County, MN Hsg. & Redevel. Authority
                   (HealthEast/HealthEast Bethesda Hospital Obligated
                   Group) 1                                                                5.375      11/15/2018            114,543
------------------------------------------------------------------------------------------------------------------------------------
         210,000   Washington County, MN Hsg. & Redevel. Authority
                   (Seasons Villas) 1                                                      6.950      12/01/2023            211,655
------------------------------------------------------------------------------------------------------------------------------------
         200,000   Woodbury, MN GO 1                                                       5.000      02/01/2015            200,332
                                                                                                                   -----------------
                                                                                                                         23,582,741

U.S. POSSESSIONS--5.7%
       6,778,000   Guam Tobacco Settlement Economic Devel. &
                   Commerce Authority (TASC)                                               7.250 3    06/01/2057            194,664
------------------------------------------------------------------------------------------------------------------------------------
          90,000   Puerto Rico Children's Trust Fund (TASC) 1                              5.375      05/15/2033             88,284
------------------------------------------------------------------------------------------------------------------------------------
      11,200,000   Puerto Rico Children's Trust Fund (TASC)                                6.626 3    05/15/2050            615,664
------------------------------------------------------------------------------------------------------------------------------------
         165,000   Puerto Rico IMEPCF (American Airlines) 1                                6.450      12/01/2025            162,784
------------------------------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1                        5.375      02/01/2019              5,044
------------------------------------------------------------------------------------------------------------------------------------
         110,000   Puerto Rico Port Authority (American Airlines),
                   Series A 1                                                              6.250      06/01/2026            103,726
------------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico Port Authority (American Airlines),
                   Series A                                                                6.300      06/01/2023             47,700
                                                                                                                   -----------------
                                                                                                                          1,217,866
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $26,127,653)-115.6%                                                                    24,800,607
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.6)                                                                             (3,353,525)
                                                                                                                   -----------------
NET ASSETS-100.0%                                                                                                  $     21,447,082
                                                                                                                   =================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3.    Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BCH        Bethany Covenant Home
BLMC       Bethesda Lutheran Medical Center
CAH        Colonial Acres Home
COP        Certificates of Participation
CRC        Covenant Retirement Communities
DRH        D.R. Hospital
ECH        Ebenezer Covenant Home
EDA        Economic Devel. Authority
GO         General Obligation
HEFA       Higher Education Facilities Authority


               5 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

HESJH      HealthEast St. John's Hospital
HFA        Housing Finance Agency
HSJH       HealthEast St. Joseph's Hospital
IMEPCF     Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC       Tobacco Settlement Asset-Backed Bonds

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for


               6 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   26,127,653
                                              ===============

Gross unrealized appreciation                 $       26,094
Gross unrealized depreciation                     (1,353,140)
                                              ---------------
Net unrealized depreciation                   $   (1,327,046)
                                              ===============


               7 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Minnesota Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008